COLLABORATION, RESEARCH AND DISTRIBUTION AGREEMENTS	12 Months Ended
Dec. 31, 2022
Disclosure Of Collaboration Agreement Abstract
COLLABORATION, RESEARCH AND DISTRIBUTION AGREEMENTS
NOTE 5: -	COLLABORATION, RESEARCH AND DISTRIBUTION AGREEMENTS-

Each of the following agreements amounted to 10% or more of the Company’s total revenues in 2022, 2021 and 2020:

a.
In March 2020, AgPlenus Ltd. entered into a multi-year collaboration with Corteva for the discovery and development of novel herbicides. Under the terms of the collaboration agreement, AgPlenus Ltd. and Corteva work together to optimize herbicide product candidates originating from the Company’s pipeline. Successful candidates from this collaboration are expected to be further developed by Corteva.

b.	In April 2020, Lavie Bio Ltd. entered into a proof-of-concept agreement with customer B (see Note 22c) for the purpose of optimization of a bioinsecticide.

c.
In August 2021, Canonic Ltd. entered into an agreement with customer C (see Note 22c) for the distribution in Israel of Canonic Ltd.’s medical cannabis products, through its distribution channels, on a consignment basis to licensed pharmacies, under the Canonic brand. The initial term of the agreement is 36 months.

Additional agreements signed during 2022:

d.
In August 2022, an affiliate company of ICL and Lavie Bio Ltd. entered a multi-year collaboration agreement for developing novel bio-stimulant products to enrich fertilizer efficiency. Under the Agreement, Lavie Bio Ltd. carries out dedicated product development programs, and Lavie Bio Ltd. and ICL will enter a licensing agreement that will define, among other aspects, Lavie Bio Ltd.’s consideration for commercialization of resulting products by ICL. As part of the collaboration, ICL invested through an affiliate company in Lavie Bio Ltd. $10,000 under a SAFE (see also Note 13).

e.
In September 2022, Canonic Ltd. entered into an agreement with a licensed Israeli medical cannabis cultivator, pursuant to which the parties will collaborate in the production and distribution of products derived from the medical cannabis varieties of Canonic Ltd. under a joint brand.

f.
In November 2022, Casterra Ag Ltd. entered into an agreement with a customer, under which Casterra Ag Ltd. would sell to the customer castor seeds, equipment, machinery and materials. The original period of the agreement is 12 months commencing on November 1, 2022.